CAPITALIZED COMPUTER SOFTWARE COSTS (Tables) - Capitalized computer software	12 Months Ended
Mar. 31, 2019
Other intangible assets
Summary of capitalized computer software costs

	Thousands of Yen
	2018	2019
Balance at beginning of year	¥2,328,190	¥2,662,072
Costs capitalized during year	374,715	673,018
Foreign currency translation adjustment	(337)	11,173
Disposal, impairment and other	(40,496)	(334,347)
Balance at end of year	2,662,072	3,011,916
Accumulated amortization, end of year	(1,859,137)	(1,891,124)
Capitalized computer software costs—net	¥802,935	¥1,120,792

Schedule of estimated amortization of capitalized computer software costs for the next five years

Thousands of
Years ending March 31,	Yen
2020	¥288,273
2021	230,148
2022	164,165
2023	122,698
2024	67,275